Accounting Changes - Summary of Impacts and Reclassification due to Initial Application (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right of use asset under lease agreements	$ 167,441		$ 176,795
TOTAL ASSETS	33,610,056		29,323,338
Lease contracts liabilities	172,924	$ 176,795
TOTAL LIABILITIES	$ 30,283,718		$ 25,885,778
Initial recognition [member]
Disclosure of initial application of standards or interpretations [line items]
Right of use asset under lease agreements		176,795
TOTAL ASSETS		176,795
Lease contracts liabilities		176,795
TOTAL LIABILITIES		176,795
Reclassification [member]
Disclosure of initial application of standards or interpretations [line items]
Right of use asset under lease agreements		176,795
TOTAL ASSETS		176,795
Lease contracts liabilities		176,795
TOTAL LIABILITIES		$ 176,795